Investments	1 Months Ended
Jun. 30, 2018
Schedule of Investments [Abstract]
Investments

Note 6 – INVESTMENTS

Investments are classified as a trading security and initially recorded at cost. At the end of the reporting period, the Company adjusts the investment to fair value and any unrealized holding gains and losses are recorded in realized gain (loss) and unrealized appreciation (depreciation) from investments. The investments relate to Uranium purchased for $111,500 on June 27, 2018. As of June 30, 2018, there was an unrealized gain of $1,875 which is recorded on the statement of operations.